Provisions for employees' benefits	12 Months Ended
Dec. 31, 2025
Provisions for employees' benefits
Provisions for employees' benefits

22.Provisions for employees’ benefits

	2025	2024
Post–employment benefits
Healthcare	9,004	11,450
Pension	1,980	2,788
Education	433	470
Bonds	285	350
Other plans	166	167
Termination benefits – Voluntary retirement plan	828	906
	12,696	16,131
Social benefits and salaries	1,219	1,206
Other employee benefits	38	40
	13,953	17,377
Current	3,481	3,369
Non–current	10,472	14,008
	13,953	17,377

22.1Post–employment benefits liability (asset)

The following table shows the movement in liabilities and assets, net of post-employment benefits and termination benefits, as of December 31, 2025:

	Pension and bonds	Other	Total
Liabilities for employee benefits
Opening balance	14,831	13,030	27,861
Current service cost	6	173	179
Past service cost	—	110	110
Interest expense	1,273	1,100	2,373
Gains from financial assumptions	(1,054)	(3,118)	(4,172)
Benefits paid	(1,301)	(837)	(2,138)
Foreign currency translation	13	—	13
Closing balance	13,768	10,458	24,226

Plan assets
Opening balance	11,693	37	11,730
Return on assets	989	2	991
Contributions to funds	67	825	892
Benefits paid	(1,301)	(837)	(2,138)
Actuarial gains	53	2	55
Closing balance	11,501	29	11,530
Net post–employment benefits liability	2,267	10,429	12,696

The following table shows the movement in liabilities and assets, net of post-employment benefits and termination benefits, as of December 31, 2024:

	Pension and bonds	Other	Total
Liabilities for employee benefits
Opening balance	16,412	12,750	29,162
Current service cost	34	174	208
Past service cost	—	217	217
Interest expense	1,163	928	2,091
Gains from financial assumptions	(1,520)	(298)	(1,818)
Benefits paid	(1,232)	(742)	(1,974)
Foreign currency translation	(26)	1	(25)
Closing balance	14,831	13,030	27,861

Plan assets
Opening balance	11,974	37	12,011
Return on assets	848	2	850
Payments and contributions to funds	(1,183)	(4)	(1,187)
Actuarial gains	54	2	56
Closing balance	11,693	37	11,730
Net post–employment benefits liability	3,138	12,993	16,131

The following table shows the movement in profit and loss and in other comprehensive income as of December 31, 2025, 2024 and 2023:

	2025	2024	2023
Recognized in profit or loss
Interest expense, net of return on plan assets	1,382	1,241	1,088
Current service cost	179	208	115
Past service cost	110	217	107
	1,671	1,666	1,310
Recognized in other comprehensive income
Pension and pension bonds	3,035	259	(2,664)
Healthcare	1,132	1,404	(1,714)
Other	68	19	(82)
	4,235	1,682	(4,460)
Deferred tax	(1,880)	(374)	1,726
	2,355	1,308	(2,734)

22.2Plan assets

Plan assets are resources held by pension trusts for payment of pension obligations. Payments for health and education post–employment benefits are Ecopetrol Group’s responsibility. The plan assets and future return on those assets cannot be returned to Ecopetrol Group.

The following is the composition of the plan assets by type of investment as of December 31, 2025, and 2024:

	2025	2024
Securities denominated in local currency	3,242	1,930
Bonds issued by the national government	3,090	3,190
Other foreign currency denominated securities	3,046	2,935
Bonds issued by private entities	1,705	2,932
Other public bonds	—	231
Variable yield bonds	223	—
Others	224	512
	11,530	11,730

The 48.48% (2024 – 58.09%) of the securities in the plan assets are classified as level 1 in the fair value hierarchy where prices for the assets are directly observable on actively traded markets, and 51.52% (2024 – 41.91%) are classified as level 2. The following is the balance of plan assets by fair value hierarchy level as of December 31, 2025, and 2024:

	Level 1		Level 2 (1)		Total
	2025	2024	2025	2024	2025	2024
Securities denominated in local currency	330	29	2,912	1,901	3,242	1,930
Bonds issued by the national government	1,981	3,190	1,109	—	3,090	3,190
Other foreign currency denominated securities	3,042	2,917	4	18	3,046	2,935
Bonds issued by private entities	14	111	1,691	2,821	1,705	2,932
Other public bonds	—	231	—	—	—	231
Variable yield bonds	223	—	—	—	223	—
Other	—	337	224	175	224	512
	5,590	6,815	5,940	4,915	11,530	11,730
(1)	The valuation techniques and inputs used in the fair value measurement of level 2 instruments consist in income approach (discounted cash flows) using the cash flows of the instruments, yield curves and credit spreads based on credit ratings.

There were no transfers between hierarchy levels for the years ended December 31, 2025, and 2024.

The main risk to which the plan assets are exposed to is the market risk (Note 30.8) derived from credit rating issued by credit ratings agencies. The following table reflects the credit ratings of the issuers and counterparties in assets held by the Plan assets, according to rating Company such as Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings:

	2025	2024

AAA	6,525	6,696
Nation	4,029	4,293
AA+	380	344
AA	159	124
BB+	145	—
F1+	16	45
BRC1+	8	32
Other ratings	44	114
Rating not available	224	82
	11,530	11,730

The securities in the plan assets are valued following the regulations defined by the Financial Superintendency of Colombia, regarding the use of an authorized market data provider. For this purpose, information provided by authorized market-data provider is used, which corresponds to collected data from active markets. In cases where market data is unavailable, other directly or indirectly observable data is used.

Within the investment rating process, in addition to the information used for valuation, other relevant factors are considered, such as the issuer rating, investment classification, liquidity, and active market, which permit the appropriate hierarchy level classification of the investments.

22.3Actuarial assumptions

The following are the actuarial assumptions used in determining the present value of defined employee benefit obligations used for the actuarial calculations as of December 31, 2025, and 2024:

2025	Pension	Bonds	Health	Education	Others
Discount rate	9.9%-12%	10.00%	10.25%-12.5%	4%-10.25%	9.85%-12.87%
Salary growth rate	3%	N/A	4%	N/A	3.0%-4.94%
Expected inflation rate	3.0%-4.0%	3.30%	3.30%	3.30%	3.30%
Pension growth rate	3.0%-3.30%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	10.00%	4.30%	N/A
Long–term rate	N/A	N/A	4.0%-4.30%	4.30%	N/A

2024	Pension	Bonds	Health	Education	Others
Discount rate	6.85%-10.9%	8.75%	8.75%-11.2%	9.0%-11.0%	5.7%-11.6%
Salary growth rate	2.0%-3.0%	N/A	3.0%-4.0%	N/A	4.0-5.0%
Expected inflation rate	3.0%-4.0%	3.0%	3.0%	3.0%	3.0%
Pension growth rate	3.0%-3.3%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	13.5%	4.0%	N/A
Long–term rate	N/A	N/A	4.0%	4.0%	N/A

N/A: Not applicable for this benefit.

The cost trend is the projected increase for the initial year, which includes the expected inflation rate.

22.4Maturity of benefit obligation

The cash flows required for payment of post–employment obligations of Ecopetrol Group are the following:

Year	Pension and bonds	Other benefits	Total
2026	1,428	806	2,234
2027	1,471	834	2,305
2028	1,493	869	2,362
2029	1,436	893	2,329
2030 and beyond	1,459	923	2,382

22.5Sensitivity analysis

The following sensitivity analysis as of December 31, 2025 shows the effect of such possible changes on defined benefit obligation, while keeping the other assumptions constant:

	Pension	Bonds	Health	Education	Other
Discount rate
–50 basis points	12,977	1,132	9,307	400	994
+50 basis points	12,016	1,092	8,359	374	963
Inflation rate
–50 basis points	11,957	1,093	N/A	N/A	858
+50 basis points	13,038	1,131	N/A	N/A	880
Salary growth rate
–50 basis points	N/A	N/A	N/A	N/A	106
+50 basis points	N/A	N/A	N/A	N/A	113
Cost trend
–50 basis points	N/A	N/A	8,359	374	N/A
+50 basis points	N/A	N/A	9,305	394	N/A

N/A: Not applicable for this benefit.